Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-37969
Entity Registrant Name	ENDRA Life Sciences Inc.
Entity Central Index Key	0001681682
Entity Tax Identification Number	26-0579295
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3600 Green Court
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	734
Local Phone Number	335-0468
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NDRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false